DWS Investment Management Americas, Inc.

5201 Gate Parkway
Jacksonville, FL 32256

March 3, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS CROCI® Equity Dividend Fund and DWS ESG Core Equity Fund (the “Funds”), each a series of Deutsche DWS Investment Trust (the “Trust”) (Reg. Nos. 002-13628; 811-00043)

Dear Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additonal Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 270 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on February 25, 2025.

Any comments or questions on this filing should be directed to the undersigned at (904) 645-4353.

Very truly yours,

/s/Rob Benson

Rob Benson

Associate General Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.